FINANCIAL ASSETS AT AMORTISED COST - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	£ 4,000
Impact of transfers between stages	907	£ (61)	£ 1,456
Other items taken to the income statement	(1)	(5)	25
Ending balance, undrawn balances and allowance for expected credit losses	4,796	4,000
Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	194	426
Exchange and other adjustments	(1)	(1)
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	61	(49)
Transfer between stages	61	(49)
Other items taken to the income statement	50	(182)
Charge to the income statement	111
Credit to the income statement		(231)
Ending balance, undrawn balances and allowance for expected credit losses	304	194	426
Stage 1 £m | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	103	191
Exchange and other adjustments	(1)	1
Transfers to Stage 1	19	73
Transfers to Stage 2	(8)	(8)
Transfers to Stage 3	(1)	(1)
Impact of transfers between stages	(16)	(65)
Transfer between stages	(6)	(1)
Other items taken to the income statement	26	(88)
Charge to the income statement	20
Credit to the income statement		(89)
Ending balance, undrawn balances and allowance for expected credit losses	122	103	191
Stage 2 £m | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	86	221
Exchange and other adjustments	0	(2)
Transfers to Stage 1	(19)	(73)
Transfers to Stage 2	9	8
Transfers to Stage 3	(2)	(6)
Impact of transfers between stages	78	20
Transfer between stages	66	(51)
Other items taken to the income statement	26	(82)
Charge to the income statement	92
Credit to the income statement		(133)
Ending balance, undrawn balances and allowance for expected credit losses	178	86	221
Stage 3 £m | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	5	14
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	(1)	0
Transfers to Stage 3	3	7
Impact of transfers between stages	(1)	(4)
Transfer between stages	1	3
Other items taken to the income statement	(2)	(12)
Credit to the income statement	(1)	(9)
Ending balance, undrawn balances and allowance for expected credit losses	4	5	14
POCI £m | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other items taken to the income statement	0	0
Credit to the income statement	0	0
Ending balance, undrawn balances and allowance for expected credit losses	£ 0	£ 0	£ 0